Cover	Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Entity File Number	001-42600
Entity Registrant Name	AIRO Group Holdings, Inc.
Entity Central Index Key	0001927958
Entity Tax Identification Number	88-0812695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8444 Westpark Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(505)
Local Phone Number	338-2343
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	AIRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5001 Indian School Road NE
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87110